Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (8,842,852)	$ (3,406,512)	$ (7,917,853)	$ (4,044,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,799	5,103	12,241	35,366
Stock-based compensation	1,471,780	$ 366,868	604,976	326,644
Change in fair value of warrants	(19,807)		(475,422)
Issuance of restricted common stock for services	1,958,450
Increase (decrease) in operating assets and liabilities:
Grants receivable	(52,272)	$ (62,492)	(84,344)	19,845
Other receivables	(106,010)		28,316
Prepaid expenses - clinical operations				539,633
Prepaid expenses and other	213,426	$ 11,022	(117,004)	13,061
Accounts payable	(331,501)	790,064	1,246,270	21,946
Accrued clinical operations and site costs	(134,569)	(297,670)	(279,413)	128,485
Accrued compensation	220,857	(21,224)	(789,014)	80,138
Related party liabilities				45,000
Other accrued expenses	307,090	100,746	109,228	(16,365)
Net cash used in operating activities	(5,305,609)	(2,514,095)	(7,662,019)	(2,851,218)
Investing activities
Purchases of property and equipment	(35,154)	(13,502)	(44,807)	(8,718)
Proceeds from acquisition of Telik, Inc.			1,497,283
Net cash used in investing activities	$ (35,154)	(13,502)	1,452,476	(8,718)
Financing activities
Issuances of preferred stock, net of issuance costs		2,973,655	2,973,655	2,792,993
Issuances of common stock, net of issuance costs	$ 11,046,348	$ 325,400	2,884,333
Proceeds from exercise of stock options	$ 800
Proceeds from exercise of Series B warrant		$ 1,942
Net cash provided by financing activities	$ 11,047,148	3,300,997	7,332,432	2,792,993
Net change in cash and cash equivalents	5,706,385	773,400	1,122,889	(66,943)
Cash and cash equivalents at beginning of year	1,477,143	354,254	354,254	421,197
Cash and cash equivalents at end of year	7,183,528	$ 1,127,654	1,477,143	354,254
Supplemental disclosure:
Cash paid during the period for income taxes	1,600		800	1,526
Supplemental disclosures of non-cash investing and financing information:
Deemed dividend on beneficial conversion feature for preferred stock	17,852,921	$ 2,214,911	2,214,911	$ 691,812
Goodwill on acquisition of Telik, Inc.			6,826,003
Accretion of redemption value for Series A-1, B and C-1 convertible preferred stock	$ 93,234	93,764	444,992
Issuance of common stock for accounts payable		$ 240,000	240,000
Conversion of Series A-1 redeemable preferred stock into common stock	$ 162,968
Conversion of Series C preferred stock to common stock	966
Conversion of Series B preferred stock to common stock	160,380
Conversion of Series D preferred stock to common stock	$ 400
Subscription receivable for common stock		$ 75,000
Exchange of Series A-1 preferred stock and warrants into common stock and Series D convertible preferred stock	$ 13,111,280
Exchange of Series B preferred stock and warrants into common stock and Series D convertible preferred stock	10,451,783
Warrants exercised to purchase common stock on a cashless basis	$ 12,198
Acquisition of MabVax Therapeutics Holdings in relation to the merger			4,705,726
Warrants exercised to purchase common stock on a cashless basis to purchase 488,659 shares of common stock. See Note 7.			$ 4,887